Provision (Benefit) for Income Taxes Tax Provison (Benefit) Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current :
Federal	$ 0	$ 0	$ (9)
State	2	(7)	2
Foreign	(1)	(55)	10
Total	1	(62)	3
Deferred:
Federal	(6)	(317)	1,108
State	61	(25)	119
Foreign	(81)	5	19
Total	(26)	(337)	1,246
Provision (benefit) for income taxes	$ (25)	$ (399)	$ 1,249